3. Accounts Receivable: Schedule of Accounts, Notes, Loans and Financing Receivable (Details) (USD $)	Dec. 31, 2012
Due from Customer Acceptances	$ 1,375,052
Allowance for Doubtful Accounts, Premiums and Other Receivables	$ (4,270)